Commitments and Contingencies	12 Months Ended
Mar. 31, 2013
Notes
Commitments and Contingencies

Note 8 – Commitments and Contingencies

Line of Credit

The Company had a $400,000 revolving credit line with a local banking institution that it uses from time to time to satisfy short-term fluctuations in cash flows. At March 31, 2013 and 2012 the Company had $-0- outstanding on the line of credit. Subsequent to year end, the line of credit was closed.

Operating Lease

On February 12, 2012 the Company entered into a lease for office space in Houston, Texas. The lease term extends through January 31, 2014 at $1,463 per month.  Future lease obligations are as follows:

2014	$14,625
Total	$14,625

Royalties

The Company paid royalties of $736,414 and $768,647 for the years ended March 31, 2013 and 2012, respectively.  Future royalties are estimated to be $400,000 per year with negotiations in process.  Royalties are paid on certain company products, to which an outside contractor was used during development.  The royalties are paid on a quarterly basis.